Investments accounted for using equity method	6 Months Ended
Jun. 30, 2026
Investments accounted for using equity method [abstract]
Investments accounted for using equity method
14.	Investments accounted for using equity method

	As at
	December 31,	June 30,
	2025	2026
	RMB’million	RMB’million
Investments in associates	1,572	2,608
Investments in joint ventures	87	83

	1,659	2,691

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
Share of profit/(loss) of investments accounted for using equity method:
Associates	42	31
Joint ventures	(3)	(1)

	39	30

Movement of investments in associates and joint ventures is analyzed as follows:

	Six months ended June 30,
	2025	2026
	RMB’million	RMB’million
At beginning of the period	4,669	1,659
Additions	1,824	84
Transfer (Note a)	—	954
Business combinations	2	21
Share of profit, net	39	30
Share of other comprehensive (loss)/income	(38)	1
Deemed disposal (Note 9)	(4,506)	—
Disposal	(49)	(4)
Currency translation differences	(10)	(48)
Dividend income	(72)	(6)
At end of the period	1,859	2,691

Note:
(a) During the six months ended June 30, 2026, investment in an investee company of the Group with a carrying amount of RMB954 million, which is engaged in artist management, was transferred from financial assets at fair value through other comprehensive income to investment in an associate, due to changes of certain Group’s shareholder rights in the investment.
(b)Both external and internal sources of information of associates are considered in assessing whether there is any indication that the investments may be impaired, including but not limited to their financial positions, business performances and market capitalization. During the six months ended June 30, 2025 and 2026, no impairment loss was recognized.
There are no material contingent liabilities relating to the Group’s interests in the investments accounted for using equity method.